Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rental expenses under operating leases	$ 68	$ 62	$ 75
Future minimum rental payments under operating leases:
Year ending March 31, 2019	55
Year ending March 31, 2020	53
Year ending March 31, 2021	4
Total minimum lease payments	112
Future minimum rental income
Year ending March 31, 2019	1,186
Year ending March 31, 2020	632
Year ending March 31, 2021	21
Total minimum future rental income	1,839
Capital commitments for purchase of furniture and fixtures expected to be disbursed	$ 175